Condensed Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Mar. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash and cash equivalents	$ 3,432.1	$ 1,050.7
Accounts receivable, net	269.3	214.6
Other	183.8	171.4
Total current assets	3,885.2	1,436.7
PROPERTY AND EQUIPMENT, AT COST	7,012.0	6,744.6
Less accumulated depreciation	1,752.9	1,694.7
Property and equipment, net	5,259.1	5,049.9
GOODWILL	336.2	336.2
OTHER ASSETS, NET	184.6	228.7
TOTAL ASSETS	9,665.1	7,051.5
CURRENT LIABILITIES
Accounts payable - trade	296.4	163.5
Accrued liabilities and other	155.9	168.3
Short-term debt	2,462.9
Current maturities of long-term debt	17.2	17.2
Total current liabilities	2,932.4	349.0
LONG-TERM DEBT	240.1	240.1
DEFERRED INCOME TAXES	350.0	358.0
OTHER LIABILITIES	150.7	139.4
COMMITMENTS AND CONTINGENCIES
ENSCO SHAREHOLDERS' EQUITY
Additional paid-in capital	648.3	637.1
Retained earnings	5,319.4	5,305.0
Accumulated other comprehensive income	13.2	11.1
Treasury shares, at cost, 6.6 million shares and 7.1 million shares	(9.3)	(8.8)
Total Ensco shareholders' equity	5,986.7	5,959.5
NONCONTROLLING INTERESTS	5.2	5.5
Total equity	5,991.9	5,965.0
Total liabilities and shareholders' equity	9,665.1	7,051.5
Common Class A Par Value In USD [Member]
ENSCO SHAREHOLDERS' EQUITY
Common shares, value	15.0	15.0
Common Class B, Par Value In GBP [Member]
ENSCO SHAREHOLDERS' EQUITY
Common shares, value	$ 0.1	$ 0.1